Retirement benefit obligations - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charge (credit) to the income statement
Net defined benefit pension credit	£ (37)	£ (11)	£ (79)
Defined contribution pension schemes	564	537	434
Total charge to the income statement (note 10)	527	526	355
Defined benefit pension schemes
Charge (credit) to the income statement
Net defined benefit pension credit	(39)	(13)	(80)
Other retirement benefit schemes
Charge (credit) to the income statement
Net defined benefit pension credit	£ 2	£ 2	£ 1